Average Annual Total Returns - Nationwide Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Institutional Service Class Shares After Taxes on Distributions 1 Year	Institutional Service Class Shares After Taxes on Distributions 5 Years	Institutional Service Class Shares After Taxes on Distributions 10 Years	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares 1 Year	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares 5 Years	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares 10 Years	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	15.36%	13.46%	12.18%	20.38%	13.92%	12.00%	21.82%	14.31%	12.39%	22.74%	15.13%	13.14%	22.62%	15.07%	12.59%	21.67%	12.56%	11.15%	14.00%	11.28%	10.02%	18.40%	15.22%	13.88%